INVENTORIES	12 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5 – INVENTORIES

Inventories as of September 30, 2017 and 2016 consisted of the following:

	As of September 30,
	2017	2016
Raw materials	$1,873,948	$1,689,949
Work-in-process	4,759,561	2,350,568
Finished goods	3,415,059	2,403,571
Total	$10,048,568	$6,444,088

There were no inventory write-downs recognized for the years ended September 30, 2017 and 2016.